FAIR VALUE MEASUREMENT - Financial assets measured at fair value on recurring basis and fair value hierarchy (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	$ 345,718	$ 314,270
U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	144,017	59,001
U.S. government sponsored agency mortgage backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	133,718	176,050
States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	50,579	59,946
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	17,404	19,273
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 1 | U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 1 | U.S. government sponsored agency mortgage backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 1 | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	345,718	314,270
Fair Value, Measurements, Recurring | Level 2 | U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	144,017	59,001
Fair Value, Measurements, Recurring | Level 2 | U.S. government sponsored agency mortgage backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	133,718	176,050
Fair Value, Measurements, Recurring | Level 2 | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	50,579	59,946
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	17,404	19,273
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 3 | U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 3 | U.S. government sponsored agency mortgage backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 3 | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value
Fair Value, Measurements, Recurring | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	345,718	314,270
Fair Value, Measurements, Recurring | Total | U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	144,017	59,001
Fair Value, Measurements, Recurring | Total | U.S. government sponsored agency mortgage backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	133,718	176,050
Fair Value, Measurements, Recurring | Total | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	50,579	59,946
Fair Value, Measurements, Recurring | Total | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale, fair value	$ 17,404	$ 19,273